Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,348,756	S/ 2,853,187
Deposits in the BCRP	8,490,566	7,333,818
Deposits in banks	1,508,621	1,790,361
Total cash and cash equivalent	12,347,943	11,977,366
Accrued interest	12,096	18,094
Restricted funds	1,675,910	619,766
Total	S/ 14,035,949	S/ 12,615,226